UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

Item 1.	Schedule of Investments

Schedule of Investments	AIG Money Market Fund
July 31, 2014 (Unaudited)

Face Amount (000)		Value (000)
U.S. Government Agency Obligation (39.2%)
	FHLB
$25,000	0.055%, 08/20/14 (A)(B)(C)	$24,999
	Total U.S. Government Agency Obligation (Cost $24,999)	24,999
Time Deposits (21.4%)
	Australia & New Zealand Bank
3,000	0.080%, 08/01/14	3,000
	DnB Bank
2,655	0.050%, 08/01/14	2,655
	Mizuho Bank
3,000	0.170%, 08/01/14	3,000
	Skandinav Enskilda Bank
2,000	0.050%, 08/01/14	2,000
	Sumitomo Mitsui Banking
3,000	0.160%, 08/01/14	3,000
	Total Time Deposits (Cost $13,655)	13,655
Commercial Paper (D) (12.5%)
	Bank of New York Mellon
2,000	0.050%, 08/01/14 (E)	2,000
	Canadian Imperial Holdings
2,000	0.050%, 08/01/14	2,000
	Cargill Global Funding
2,000	0.050%, 08/01/14 (E)	2,000
	National Australia Funding Delaware
2,000	0.040%, 08/01/14 (E)	2,000
	Total Commercial Paper (Cost $8,000)	8,000
Repurchase Agreements (F) (26.7%)
10,000	Deutsche Bank Securities 0.090%, dated 07/31/2014, to be repurchased on 08/01/2014, repurchase price $10,002,841 (collateralized by FHLB with par value of $10,195,000, 0.25%, 01/26/2015, with total market value of $10,202,898)	10,000
7,000	Barclays Capital Securities 0.040%, dated 07/31/2014, to be repurchased on 08/01/2014, repurchase price $7,000,058 (collateralized by U.S. Treasury Notes with par value of $7,135,600, 2.25%, 07/31/2021, with a total market value of $7,140,060)	7,000
	Total Repurchase Agreements (Cost $17,000)	17,000
	Total Investments (99.8%) (Cost $63,654)†	$63,654

Percentages are based on net assets of $63,799 (000).

(A)	At amortized cost
(B)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(D)	Discount notes. The rate reported is the effective yield at the time of purchase.
(E)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” On July 31, 2014, the value of these liquid securities amounted to $6,000(000) representing 9.40% of the net assets of the Fund.
(F)	Tri-Party Repurchase Agreements

FHLB — Federal Home Loan Bank

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of July 31, 2014, all of the Fund’s investments in securities were Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the quarter ended July 31, 2014, there were no level 3 securities.

For the quarter ended July 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

AIG-QH-001-2200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: September 23, 2014